Inventories	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Inventory Disclosure [Abstract]
Inventories
Inventories.
Inventories are stated at the lower of cost or market, with cost determined under the first-in, first-out method. The Company reviews inventory on hand and writes down excess and slow-moving inventory based on an assessment of future demand and historical experience. Inventories consisted of the following:

(in millions)	February 28, 2013	May 31, 2012
Raw materials	$81.9	$78.3
Work-in-process	48.1	42.4
Finished goods	513.3	422.5
Inventories, net	$643.3	$543.2

Inventories.
Inventories are stated at the lower of cost or market, with cost determined under the first-in, first-out method. The Company reviews inventory on hand and writes down excess and slow-moving inventory based on an assessment of future demand and historical experience. Inventories consisted of the following:

(in millions)	May 31, 2012	May 31, 2011
Raw materials	$78.3	$85.0
Work-in-process	42.4	44.8
Finished goods	422.5	452.7
Inventories	$543.2	$582.5